UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06683
Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2010
Date of reporting period: October 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ October 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.4%)
	Biotechnology (10.1%)
98,147	Amgen, Inc. (a)	$5,273,438
24,380	Biogen Idec, Inc. (a)	1,027,129
120,300	BioMarin Pharmaceutical, Inc. (a)(b)	1,871,868
44,028	Celgene Corp. (a)	2,247,630
3,226	Cephalon, Inc. (a)	176,075
25,830	Genzyme Corp. (a)	1,306,998
93,874	Gilead Sciences, Inc. (a)	3,994,339
1,483	Martek Biosciences Corp.	26,635

		15,924,112

	Health Care Equipment & Supplies (14.4%)
94,298	Baxter International, Inc.	5,097,750
5,274	Becton Dickinson and Co.	360,531
38,956	Boston Scientific Corp. (a)	316,323
4,550	CareFusion Corp. (a)	101,783
47,300	Covidien PLC (Ireland)	1,992,276
14,723	CR Bard, Inc.	1,105,256
3,856	DENTSPLY International, Inc. (b)	127,094
14,900	Edwards Lifesciences Corp. (a)	1,146,406
3,918	Hospira, Inc. (a)	174,899
900	Intuitive Surgical, Inc. (a)	221,715
27,600	Kinetic Concepts, Inc. (b)	916,044
166,208	Medtronic, Inc.	5,933,626
23,600	ResMed, Inc. (a)(b)	1,161,356
119,712	Smith & Nephew PLC (United Kingdom) (c)	1,059,128
8,005	St Jude Medical, Inc. (a)	272,810
51,763	Stryker Corp.	2,381,098
3,218	Varian Medical Systems, Inc. (a)	131,874
5,100	Zimmer Holdings, Inc. (a)	268,107

		22,768,076

	Health Care Providers & Services (17.1%)
14,073	Aetna, Inc. (a)	366,320
52,900	AMERIGROUP Corp. (a)	1,166,445
88,062	AmerisourceBergen Corp.	1,950,573
22,663	Cardinal Health, Inc.	642,270
3,040	Centene Corp. (a)	54,203
8,519	CIGNA Corp.	237,169
9,386	Coventry Health Care, Inc. (a)	186,124
2,467	DaVita, Inc. (a)	130,825
51,978	Express Scripts, Inc. (Class A) (a)	4,154,082
3,697	Health Net, Inc. (a)	55,122
6,257	Healthspring, Inc. (a)	89,663
9,373	Humana, Inc. (a)	352,237
5,016	Kindred Healthcare, Inc. (a)	73,735
2,579	Laboratory Corp. of America Holdings (a)(b)	177,667
47,400	Lincare Holdings, Inc. (b)	1,488,834
7,316	Magellan Health Services, Inc. (a)	235,063
13,256	McKesson Corp.	778,525
87,444	Medco Health Solutions, Inc. (a)	4,907,357
17,656	Medipal Holdings Corp. (Japan) (b)(c)	248,789
3,066	Molina Healthcare, Inc. (a)	57,396
1,664	Owens & Minor, Inc.	68,041
2,763	Patterson Cos., Inc. (a)(b)	70,540
3,498	Quest Diagnostics, Inc.	195,643
2,747	Suzuken Co. Ltd. (Japan) (c)	98,286
3,791	Tenet Healthcare Corp. (a)	19,410
85,458	UnitedHealth Group, Inc.	2,217,635
9,024	Universal American Corp. (a)	90,240
44,882	WellCare Health Plans, Inc. (a)(b)	1,172,767
124,760	WellPoint, Inc. (a)	5,833,778

		27,118,739

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Health Care Technology (1.9%)
148,054	IMS Health, Inc.	$2,426,605
29,200	MedAssets, Inc.	640,648

		3,067,253

	Life Sciences Tools & Services (4.9%)
31,700	Covance, Inc. (b)	1,638,256
26,920	Life Technologies Corp. (a)(b)	1,269,816
15,592	Millipore Corp. (a)	1,044,820
3,536	PerkinElmer, Inc.	65,805
80,778	Thermo Fisher Scientific, Inc. (a)	3,635,010
2,298	Waters Corp. (a)	131,974

		7,785,681

	Pharmaceuticals (51.0%)
158,976	Abbott Laboratories	8,039,416
23,231	Allergan, Inc.	1,306,744
56,331	AstraZeneca PLC (United Kingdom) (c)	2,531,934
321,349	Bristol-Myers Squibb Co.	7,005,408
136,495	Eli Lilly & Co.	4,642,195
19,087	Forest Laboratories, Inc. (a)	528,137
88,473	GlaxoSmithKline PLC (United Kingdom) (c)	1,816,934
381,071	Johnson & Johnson	22,502,243
14,816	King Pharmaceuticals, Inc. (a)	150,086
203,690	Merck & Co., Inc. (b)	6,300,132
8,975	Mylan, Inc. (a)(b)	145,754
46,337	Novartis AG (Registered Shares) (Switzerland) (c)	2,417,087
2,020	Par Pharmaceutical Cos., Inc. (a)	42,359
903,577	Pfizer, Inc.	15,387,916
14,257	Roche Holding AG (Switzerland) (c)	2,284,283
131,693	Schering-Plough Corp.	3,713,743
48,564	Takeda Pharmaceutical Co., Ltd. (Japan) (c)	1,952,934
2,693	Watson Pharmaceuticals, Inc. (a)	92,693

		80,859,998

	Total Common Stocks (Cost $147,098,192)	157,523,859

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (9.4%)
	Securities Held as Collateral on Loaned Securities (9.3%)
	Repurchase Agreements (1.8%)
1,526	Bank of America (0.08% dated 10/30/09, due 11/02/09; proceeds $1,525,715) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 4.50% due 05/25/36 and Federal Home Loan Mortgage Corp. 5.00% due 08/15/34; valued at $1,556,219	1,525,705
1,306	Deutsche Bank (0.08% dated 10/30/09, due 11/02/09; proceeds $1,306,020) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% - 7.00% due 11/01/28 - 02/01/48, and Federal Home Loan Mortgage Corp. 5.00% - 6.50% due 05/01/37 - 09/01/38; valued at $1,332,132	1,306,011

	Total Repurchase Agreements (Cost $2,831,716)	2,831,716

NUMBER OF
SHARES (000)

	Investment Company (d) (7.5%)
11,925	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $11,925,360)	11,925,360

	Total Securities Held as Collateral on Loaned Securities (Cost $14,757,076)	14,757,076

	Investment Company (d) (0.1%)
201	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $201,403)	201,403

	Total Short-Term Investments (Cost $14,958,479)	14,958,479

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ October 31, 2009 (unaudited) continued

Total Investments (Cost $162,056,671) (e)(f)	108.8%	172,482,338
Liabilities in Excess of Other Assets	(8.8)	(14,011,551)

Net Assets	100.0%	$158,470,787

(a)	Non-income producing security.

(b)	The values of loaned securities and related collateral outstanding at October 31, 2009 were $14,193,095 and $14,758,548, respectively. $14,757,076 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of October 31, 2009, there was uninvested cash of $1,472 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Securities with a total market value equal to $12,409,375 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ October 31, 2009 (unaudited) continued
Forward Foreign Currency Contracts Open at October 31, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$1,843,119	GBP	1,115,554	11/03/2009	$(12,210)
JPY	166,423,946		$1,827,034	11/05/2009	(21,813)
GBP	101,222		$160,391	11/16/2009	(5,719)
JPY	40,747,318		$454,734	11/16/2009	2,021
CHF	5,003,056		$4,884,557	11/19/2009	7,093
GBP	1,038,580		$1,652,570	11/19/2009	(51,765)
GBP	1,071,129		$1,697,258	11/19/2009	(60,492)
JPY	320,430,000		$3,575,908	11/19/2009	15,799

		Net Unrealized Depreciation			$(127,086)

Currency Abbreviations:

CHF	Swiss Franc.

GBP	British Pound.

JPY	Japanese Yen.

Morgan Stanley Health Sciences Trust*
Notes to the Portfolio of Investments
10/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles in the United States utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Biotechnology	$15,924,112	$15,924,112	—	—
Health Care Equipment & Supplies	22,768,076	21,708,948	1,059,128	—
Health Care Providers & Services	27,118,739	26,771,664	347,075	—
Health Care Technology	3,067,253	3,067,253	—	—
Life Sciences Tools & Services	7,785,681	7,785,681	—	—
Pharmaceuticals	80,859,998	69,856,826	11,003,172	—

Total Common Stocks	157,523,859	145,114,484	12,409,375	—

Short-Term Investments
Investment Company	12,126,763	12,126,763	—	—
Repurchase Agreements	2,831,716	—	2,831,716	—

Total Short-Term Investments	14,958,479	12,126,763	2,831,716	—

Forward Foreign Currency Contracts	24,913	—	24,913	—

Total	$172,507,251	$157,241,247	$15,266,004	—

Liabilities:
Forward Foreign Currency Contracts	($151,999)	($151,999)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Health Sciences Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009